Loss Per Share/Ads (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Loss Per Share Or Ads [Abstract]
Schedule of shares and loss used in the computation of loss per share
	Year ended December 31,
	2020		2019		2018
Amounts used in the computation of basic and diluted loss	Weighted number of shares (*)	Loss	Weighted number of shares (*)	Loss	Weighted number of shares (*)	Loss
	In thousands	USD	In thousands	USD	In thousands	USD
Continuing operations:

Basic loss per share	36,143	(3,482)	8,580	$(4,479)	6,996	$(6,534)

Effect of potential dilutive ordinary shares	964	(468)	-	-	972	(395)

Diluted loss per share	37,107	(3,950)	8,580	(4,479)	7,968	(6,929)

Discontinued operations:

Basic and Diluted loss per share	-	-	8,580	(315)	6,996	(1,989)

Effect of potential dilutive ordinary shares	-	-	-	-	972	-

Diluted loss per share	-	$-	8,580	$(315)	7,968	$(1,989)